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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.       Name and address of issuer:

         Janus Investment Fund
         100 Fillmore Street
         Denver, CO 80206-4928

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X ]

3.       Investment Company Act File Number:  811-1879

         Securities Act File Number:  2-34393

4(a).    Last day of fiscal year for which this Form is filed:

         October 31, 2000

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
         (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold
                  during the fiscal year pursuant to
                  section 24(f):                            $ 263,834,461,378.13
                                                              ------------------

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:       $ 203,724,476,223.57
                                                             -------------------

         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the
                  Commission:                               $      0
                                                             -------------------

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:             -$203,724,476,223.57
                                                              ------------------

         (v)      Net sales - if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                               $  60,109,985,154.56
                                                             -------------------

         (vi)     Redemption credits available for use in   $ (    0       )
                  future years -- if Item 5(i) is less       -------------------
                  then Item 5(iv)[subtract Item 5(iv)
                  from Item 5(i)]:

         (vii)    Multiplier for determining registration
                  fee (See Instruction C.9):                X     0.00025
                                                             -------------------

         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)](enter "0" if no fee is
                  due):                                     =$     15,027,496.29
                                                              ------------------

6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares of other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                            +$       0
                                                              ------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                            =$     15,027,496.29
                                                              ------------------

9.       Date the  registration  fee and any  interest  payment  was sent to the
         Commission's lockbox depository:   January 16, 2001


              Method of Delivery:

                                    [ X]  Wire Transfer

                                    [  ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)                    /s/ Kelley Abbott Howes

                                            Name:  Kelley Abbott Howes
                                            Title: Vice President

Date  January 17, 2001